Standards and interpretations issued but not yet effective	12 Months Ended
Dec. 31, 2025
Standards and interpretations issued but not yet effective
Standards and interpretations issued but not yet effective
4.	Standards and interpretations issued but not yet effective

Certain new accounting standards and interpretations have been issued that are not yet effective as of December 31, 2025, and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

IFRS 18 Presentation and Disclosure in Financial Statements -

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. Consequently, there are new amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Group is currently working to identify all impacts the amendments will have on its consolidated financial statements.

IFRS 19 Subsidiaries without Public Accountability: Disclosures -

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.

IFRS 19 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted. Since the Company is a public entity, IFRS 19 does not apply.

Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the “Amendments”). These include:

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Clarification that a financial liability is derecognized on the “settlement date” and the introduction of an accounting option (if certain conditions are met) to derecognize financial liabilities settled through an electronic payment system before the settlement date.

-	Additional guidance on how contractual cash flows for financial assets linked to environmental, social, and governance (ESG) sustainability characteristics should be assessed.
-	Clarifications on what is considered “non-recourse” characteristics and what the characteristics of contractually linked instruments are.
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New disclosure requirements for financial instruments with contingent characteristics, and additional requirements for equity instruments classified at fair value through other comprehensive income (OCI).

The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted for the classification of financial assets and the associated disclosures. The Group does not anticipate that these amendments will have a material impact on its consolidated financial statements.

Annual Improvements to International Financial Reporting Standards – Volume 11

In July 2024, the IASB issued narrow-scope improvements as part of the periodic maintenance of IFRS standards. The improvements include clarifications, simplifications, corrections, or changes to enhance consistency in: IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures and its Implementation Guidance.

The amendments will become effective for annual periods beginning on or after January 1, 2026. Early adoption is permitted, provided that this fact is disclosed.

The Group does not expect these amendments to have a material impact on its consolidated financial statements.

Nature-dependent Electricity Contracts – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued amendments to IFRS 9 and IFRS 7 – Nature-dependent Electricity Contracts. The amendments apply only to contracts that reference nature-dependent electricity and include:

-	Clarification of the “own-use” requirement for contracts within the scope.
-	Amendments to the hedge designation requirements for cash flow hedging relationships in contracts within the scope.
-	New disclosure requirements to enable investors to understand the effect of these contracts on the Company’s financial performance and cash flows.

The amendments will be effective for annual periods beginning on or after January 1, 2026. Early adoption is permitted, and it must be disclosed. The amendments related to “own-use” must be applied retrospectively, while those related to hedge accounting apply prospectively to new hedging relationships from the initial application date. The disclosure amendments to IFRS 7 must be implemented alongside the modifications to IFRS 9.

If the entity does not restate comparative information, it cannot present comparative disclosures.

The Group does not expect these amendments to have a material impact on its consolidated financial statements.

The Group is currently working to identify all the impacts that the modifications will have on the consolidated financial statements.